SUPPLEMENT DATED MAY 1, 2013
TO
PROSPECTUS DATED MAY 1, 2009

WEALTHQUEST III Group Unallocated Variable Annuity
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement amends your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will observe the Thanksgiving and Christmas holidays by being closed for business on Friday, November 29, 2013, and Tuesday, December 24, 2013, in the sub-section entitled “Contract Transactions” on page 24 is amended to read as follows:

Surrenders and transfers requested by you and purchase payments made by you are processed only on Valuation Dates that American National Insurance Company is open for business.  American National Insurance Company is closed for business on Friday, November 29, 2013, and Tuesday, December 24, 2013, in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates American National Insurance Company is closed for business, only automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program).  All other transactions will be processed on the next Valuation Date that we are open for business.

American National Insurance Company has moved its variable product servicing center to League City, Texas.

Accordingly, delete the following references to “American National Processing Center, Pension Department, P.O. Box 696830, San Antonio, Texas  78269” and replace with “American National Variable Contracts Department, P.O. Box 9001, League City, Texas  77574”:

1.	Page 1, in the heading at the top center of the page
2.	Page 6, in the sub-section entitled “If I have questions, where can I go?”
3.	Page 5, the section entitled “How Do I Purchase a Contract?”
4.	Page 25, the sub-section entitled “Contract application and Purchase Payments.”
5.	Page 25, the sub-section entitled “Allocation of Purchase Payments.”
6.	Page 25, the sub-section entitled “Transfers.”
7.	Page 28, the last paragraph of the sub-section entitled “Telephone Transactions.”
8.	Page 30, the sub-section entitled “Withdrawals.”
9.	Page 30, the sub-section entitled “Termination of Contract.”
10.	Page 42, in the section titled “FINANCIAL STATEMENTS.”
11.	Page 43, the last paragraph of the section titled “TABLE OF CONTENTS.”